Assumed contingent obligation related to the business combination - Narrative (Details) - GBP (£) £ in Thousands		12 Months Ended
	Sep. 19, 2006	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Assumed contingent obligation		£ 996	£ 875	£ 802
Discount percent			12.00%
Rhinopharma Limited
Disclosure of detailed information about business combination [line items]
Increase in value of the assumed contingent obligation		£ 121	£ 73
Discount percent	12.00%	12.00%
Reported change to the value of the liability		£ 121	£ 100